Segment	6 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment

NOTE 16 – SEGMENT

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

The management of the Company concludes that it has only one reporting segment. The Company designs, process and manufactures fashionable and high-quality leashes, collars and harnesses to complement cats’ and dogs’ appearances, as well as intelligent pet products. During the six months ended December 31, 2020, the Company started providing dyeing services to external customers. The Company’s products and service have similar economic characteristics with respect to raw materials, vendors, marketing and promotions, customers and methods of distribution. The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company, rather than by product and service types or geographic area; hence the Company has only one reporting segment.

Geographic information

The summary of total revenues by geographic market for the six months ended December 31,2020 and 2019 was as follows:

	For the six months ended December 31,
	2020	2019
	(Unaudited)	(Unaudited)
Mainland China	$6,430,883	$6,138,185
United States	3,235,212	2,283,744
Europe	938,083	1,195,122
Australia	235,819	523,383
Canada	784,403	161,353
Central and South America	50,915	62,641
Japan and other Asian countries and regions	570,192	1,112,127
Total	$12,245,507	$11,476,555

Revenue by products and services

The summary of total revenues by product and service categories for the six months ended December 31,2020 and 2019 was as follows:

	For the six months ended December 31,
	2020	2019
	(Unaudited)	(Unaudited)
Product sales:
Pet leashes	$1,845,601	$2,533,043
Pet collars	2,846,833	2,764,380
Pet harnesses	791,441	1,025,927
Retractable dog leashes	106,585	427,183
Intelligent pet products	3,383,666	2,110,239
Gift suspender	1,489,852	1,661,916
Other pet accessories	529,954	511,782
Climbing hooks	769,199	442,085
Total revenue from product sales	11,763,131	11,476,555

Service:
Dyeing services	482,376	-
Total revenue from service	482,376	-
Total revenue	$12,245,507	$11,476,555